Long-Term Employee Benefits (Assumptions) (Details) - Foreign Pension Plan [Member]	12 Months Ended
	Dec. 31, 2015
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.40%
Rate of compensation increase	2.60%	[1]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	1.70%
Rate of compensation increase	3.90%	[1]
Expected return on plan assets	7.20%

[1]	The rate of compensation increase represents the single annual effective salary increase that an average plan participant would receive during the participant's entire career at Chemours.